SIGNIFICANT ACCOUNTING POLICIES (Policy)	12 Months Ended
Dec. 31, 2013
SIGNIFICANT ACCOUNTING POLICIES [Abstract]
General
General

Enzymotec Ltd. (the "Company" or "Enzymotec"), an Israeli company formed in 1998, which, together with its subsidiaries, develops, manufactures, markets and sells innovative bio-functional lipid ingredients, as well as final products, based on sophisticated proprietary processes and technologies.

The Company's sales are made to companies that market dietary supplements, to distributors related to those companies, to nutrition companies that provide balanced nutrition to babies and to pharmaceutical companies that market the products as treating diseases by providing the body with optimal amounts of substances which are natural to the body. In the VAYA Pharma segment, the majority of the products are sold directly to customers in the US through wholesalers. Outside the US, sales are made through leading pharmaceutical companies. As to sales by geographic locations and major customers, see Note 5.

In June 2007, the Company entered into a joint collaboration agreement with a Swedish vegetable oil company (the "Partner") for the manufacture, marketing and sale of products to the infant food industry and established Advance Lipids AB, a Swedish company jointly owned by both parties in equal proportions ("Advanced Lipids") for this purpose.

Basis of presentation
Basis of presentation

On September 12, 2013, the Company effected a bonus share distribution under which: (i) 67 bonus shares were issued for each share outstanding prior to such distribution; and (ii) the conversion rate for each preferred share, option and warrant was adjusted to reflect such bonus share distribution. For accounting purposes, this transaction was recorded as a share split and accordingly (unless otherwise noted), all shares, options, warrants and earnings (losses) per share amounts have been adjusted retroactively for all years presented in these consolidated financial statements.

Use of estimates in preparation of financial statements
Use of estimates in preparation of financial statements

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results may differ from those estimates. As applicable to these financial statements, the most significant estimates and assumptions relate to contingencies.

Functional currency
Functional currency

The U.S. dollar ("dollar") is the currency of the primary economic environment in which the operations of the Company are conducted. The majority of the Company's sales are denominated in dollars; the majority of the Company's expenses are incurred in dollars; and the majority of the Company's financing has been provided in dollars.

Transactions and balances originally denominated in dollars are presented at their original amounts. Balances in non-dollar currencies are translated into dollars using historical and current exchange rates for non-monetary and monetary balances, respectively. For non-dollar transactions and other items in the consolidated statements of operations and comprehensive income (loss) (indicated below), the following exchange rates are used: (i) for transactions - exchange rates at transaction dates or average rates; and (ii) for other items (derived from non-monetary balance sheet items such as depreciation and amortization, etc.) - historical exchange rates. Currency transaction gains and losses are recorded in financial income (expenses), as appropriate.

The functional currency of the Company's equity investee, Advanced Lipids, is the Swedish Krona, which is the currency of the primary economic environment in which the operations of Advanced Lipids are conducted. Currency translation adjustments are presented within other comprehensive income (loss).

Principles of consolidation
Principles of consolidation

The consolidated financial statements include the accounts of the Company and its wholly-owned subsidiaries. Intercompany balances and transactions have been fully eliminated. Profits from intercompany sales have also been eliminated.

Investment in equity investee
Investment in equity investee

The Company's investment in Advanced Lipids, which is a less-than-majority-owned entity in which the Company exercises significant influence over operating and financial policies, is accounted for using the equity method of accounting. Under the equity method, original investments are recorded at cost and adjusted by the Company's share of undistributed profits or losses of such company. The Company's profits from Advanced Lipids have been reflected as "share in profits of equity investee" in the consolidated statements of operations and comprehensive income (loss).

Cash equivalents
Cash equivalents

The Company considers all highly liquid investments, which include short-term bank deposits (up to three months from date of deposit) that are not restricted as to withdrawal or use, to be cash equivalents.

Inventories
Inventories

Inventories include raw materials and finished products and are valued at the lower of cost or market. The cost of inventories is determined as follows:

Raw materials and supplies - on the "first-in, first-out" basis;

Products in process and finished products: the raw and packaging materials on the "first-in, first-out" basis; the capitalized production cost - mainly on an average basis over the production period.

Property, plant and equipment
Property, plant and equipment

These assets are stated at cost, net of accumulated depreciation and amortization. The assets are depreciated by the straight-line method on the basis of their estimated useful lives.

Annual rates of depreciation are as follows:

%
Computers and software	33
Buildings	2
Vehicles	15
Manufacturing equipment	7 - 10
Laboratory equipment (mainly 15%)	7 - 20
Furniture and office equipment	6 - 15

Leasehold improvements are amortized by the straight-line method over the term of the lease, which is shorter than the estimated useful life of the improvements.

Impairment of long-lived assets
Impairment of long-lived assets

The Company tests long-lived assets for impairment whenever events or circumstances present an indication of impairment. If the sum of expected future cash flows (undiscounted and without interest charges) of the assets is less than the carrying amount of such assets, an impairment loss would be recognized. The assets would be written down to their estimated fair values, calculated based on the present value of expected future cash flows (discounted cash flows), or some other fair value measure.

As of December 31, 2013, 2012 and 2011, the Company did not recognize an impairment loss for its long-lived assets.

Revenue recognition
Revenue recognition

The Company recognizes revenue from sales of its products to customers, including distributors, when persuasive evidence of sales arrangement exists, delivery has occurred, the sales price is fixed or determinable and collectability is reasonably assured. See also Note 4 for timing of revenue recognition related to the Company's joint collaboration agreement. The Company provides a right of return to its U.S. distributors upon expiry of the medical food products sold in the Vaya Pharma segment. Accordingly, the Company records a reserve for estimated sales returns based on historical experience since the beginning of 2011, as well as specific factors, such as levels of inventory in the distribution channel, product dating and expiration. Returns to date have been inconsequential. Revenues from product sales are also recorded net of cash discounts and distribution fees, which can be reasonably estimated.

Research and development expenses
Research and development expenses

Research and development expenses are charged to income as incurred. Participation from government departments and from research foundations for development of approved projects is recognized as a reduction of expense as the related costs are incurred. The main components of the research and development expenses are salaries and related expenses, laboratory, clinical research and regulatory related expenses.

Contingencies
Contingencies

Certain conditions may exist as of the date of the financial statements, which may result in a loss to the Company but which will only be resolved when one or more future events occur or fail to occur. Management assesses such contingent liabilities, if any, and such assessment inherently involves an exercise of judgment. In assessing loss contingencies related to legal proceedings that are pending against the Company or unasserted claims that may result in such proceedings, management evaluates the perceived merits of any legal proceedings or unasserted claims as well as the perceived merits of the amount of relief sought or expected to be sought.

Management applies the guidance in Accounting Standards Codification ("ASC") 450-20-25 when assessing losses resulting from contingencies. If the assessment of a contingency indicates that it is probable that a material loss has been incurred and the amount of the liability can be estimated, then the estimated liability is recorded as accrued expenses in the Company's consolidated financial statements. If the assessment indicates that a potential material loss contingency is not probable but is reasonably possible, or is probable but cannot be estimated, then the nature of the contingent liability, together with an estimate of the range of possible loss if determinable and material are disclosed. Loss contingencies considered to be remote by management are generally not disclosed unless they involve guarantees, in which case the guarantees are disclosed.

Income taxes
Income taxes

Deferred income taxes are determined by the asset and liability method based on the estimated future tax effects of differences between the financial accounting and the tax bases of assets and liabilities under the applicable tax law. Deferred tax balances are computed using the tax rates expected to be in effect at the time when these differences reverse. Valuation allowances in respect of the deferred tax assets are provided when it is more likely than not that all or a portion of the deferred income tax assets will not be realized. See Note 12g for additional information regarding deferred taxes.

The Company assesses its valuation allowance considering different indicators, including profitability of the different entities in the different tax jurisdictions, the ability to utilize the deferred tax assets in subsequent years, etc.

Upon the distribution of dividends from the tax-exempt income of an "Approved Enterprise" or "Benefitted Enterprise" (see also Note 12 a (3)), the amount distributed is subject to tax at the rate that would have been applicable had the Company not been exempted from payment thereof. The Company intends to permanently reinvest the amounts of tax exempt income and it does not intend to distribute such dividends. Therefore, no deferred income taxes have been provided in respect of such tax-exempt income.

The Company may incur an additional tax liability in the event of an inter-company dividend distribution from foreign subsidiaries; no additional deferred income taxes have been provided, since it is the Company's policy not to distribute dividends in the foreseeable future that may result in additional tax liability.

Taxes that would apply in the event of disposal of investments in foreign subsidiaries have not been taken into account in computing deferred income taxes, as it is the Company's intent and ability to hold these investments.

Tax benefits recognized in the consolidated financial statements are those that management deems at least more likely than not to be sustained, based on technical merits. The amount of benefits recorded for these tax benefits is measured as the largest benefit management deems more likely than not to be sustained.

Share-based compensation
Share-based compensation

The Company accounts for employees and directors share-based compensation awards classified as equity awards using the grant-date fair value method. The fair value of share-based compensation transactions is recognized as an expense over the requisite service period, net of estimated forfeitures. The Company estimates forfeitures based on historical experience and anticipated future conditions. Performance-based awards are expensed over the requisite service period based on achievement of performance criteria.

The Company elected to recognize compensation cost for an award with only service conditions that has a graded vesting schedule using the straight-line method based on the multiple-option award approach.

When options are granted as consideration for services provided by consultants and other non-employees, the grant is accounted for based on the fair value of the consideration received or the fair value of the options issued, whichever is more reliably measurable. The fair value of the options granted is measured on a final basis at the end of the related service period and is recognized over the related service period using the straight-line method.

Shipping and handling costs
Shipping and handling costs
Shipping and handling costs on sales are classified as a component of cost of revenues.
Advertising
Advertising
Costs related to advertising and promotion of products, are charged to selling and marketing expense as incurred.
Earnings (loss) per share
Earnings (loss) per share

Basic earnings (loss) per share are computed by dividing net income or loss applicable to ordinary shareholders by the weighted average number of shares of the Company's ordinary shares outstanding for each period.

Diluted earnings (loss) per share are calculated by dividing net income or loss applicable to ordinary shareholders by the fully-diluted weighted-average number of ordinary shares outstanding during each period. Potentially dilutive shares are comprised of: (i) incremental ordinary shares issuable upon the exercise of share options, restricted shares or warrants, using the treasury stock method; and (ii) shares issuable upon conversion of preferred shares using the "if-converted" method. Performance-vested share awards are included in the average diluted shares outstanding each period if the performance criteria have been met at the end of the respective periods.

Basic and diluted earnings (loss) per share are presented in conformity with the two-class method for participating securities for the period prior to their conversion upon the Company's initial public offering in October 2013 when all preferred shares were converted into ordinary shares. Under this method the earnings per share for each class of shares (ordinary shares and preferred shares) are calculated assuming 100% of the Company's earnings are distributed as dividends to each class of shares based on their contractual rights. In addition, since preferred shareholders do not participate in losses, for the year ended December 31, 2011 preferred shares are not included in the computation of basic and diluted net loss per share.

Derivatives
Derivatives

The Company carries out transactions involving foreign exchange derivative financial instruments (mainly forward exchange contracts, and written and purchased currency options). The transactions are designed to hedge the Company's currency exposure.

Derivatives that do not qualify for hedge accounting are recognized on the balance sheet at their fair value, with changes in the fair value recognized as a component of "financial expenses - net" in the consolidated statements of operations and comprehensive income (loss).

For derivatives that qualify for cash-flow hedges, the effective portion of these derivatives' fair value is initially reported as a component of other comprehensive income or loss.

For derivatives that do not qualify for hedge accounting, the cash flows associated with these derivatives are reflected as cash flows from operating activities in the consolidated statements of cash flows.

For derivatives that qualify for hedge accounting, the cash flows associated with these derivatives are reported in the consolidated statements of cash flows consistently with the classification of cash flows from the underlying hedged items that these derivatives are hedging.

Fair value measurement
Fair value measurement

The Company measures fair value and discloses fair value measurements for financial assets and liabilities. Fair value is based on the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The fair value of the financial instruments included in the working capital of the Company is usually identical or close to their carrying value. The fair value of bank borrowing also approximates the carrying value since it bears interest at rates close to the prevailing market rates.

The three levels of inputs that may be used to measure fair value are as follows:

Level 1 - Quoted prices (unadjusted) in active markets that are accessible at the measurement date for assets or liabilities. The fair value hierarchy gives the highest priority to Level 1 inputs.

Level 2 - Observable prices that are based on inputs not quoted on active markets, but corroborated by market data.

Level 3 - Unobservable inputs are used when little or no market data is available. The fair value hierarchy gives the lowest priority to Level 3 inputs.

In determining fair value, the Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs to the extent possible and considers counterparty credit risk in its assessment of fair value.

Concentration of credit risks, trade receivables and suppliers.
Concentration of credit risks, trade receivables and suppliers.

Financial instruments that potentially subject the Company to concentration of credit risk consist principally of cash and cash equivalents and trade receivables. The Company deposits cash and cash equivalents with highly rated financial institutions, mainly Israeli and U.S. banks. Deposits in U.S. banks are federally insured up to $250,000 per account. The Company has not experienced any credit losses in these accounts and does not believe it is exposed to any significant credit risk on these instruments.

The Company performs ongoing credit evaluations to estimate the need for maintaining reserves for potential credit losses. An allowance for doubtful accounts is recognized on a specific basis with respect to those amounts that the Company has determined to be doubtful of collection. No allowance for doubtful accounts was recorded in the years ended December 31, 2013, 2012 and 2011.

At December 31, 2013, two customers accounted for more than 10% of gross accounts receivable with balances of $4,172,000 and $3,688,000.

At December 31, 2012, one customer accounted for more than 10% of gross accounts receivable with a balance of $2,440,000.

The Company is dependent on third parties to supply krill meal, an essential raw material for the production of krill oil, which accounted for 53.8% and 49.8% of total net revenues in 2013 and 2012, respectively. The Company currently purchases krill meal pursuant to a memorandum of understanding with the owners of a vessel that harvests Antarctic krill. It also purchases krill meal from several other suppliers, subject to availability. There are a limited number of vessels capable of producing krill meal onboard. In 2013, a distribution company from which the Company previously purchased krill meal declared bankruptcy and, although no material disruption to the krill meal supply occurred and the Company was able to make alternative arrangements with the owner of the vessel, if the Company, for any reason, is no longer able to obtain the krill meal from a supplier on terms reasonable to it, or at all, this would have a material adverse effect on its results of operations and financial condition.

Recently issued accounting pronouncements
Recently issued accounting pronouncements

In February 2013, the FASB issued ASU 2013-04, which provides guidance for the recognition, measurement, and disclosure of obligations resulting from joint and several liability arrangements for which the total amount of the obligation is fixed at the reporting date, except for obligations addressed within existing guidance under U.S. generally accepted accounting principles. The update is effective for annual and interim reporting periods for fiscal years beginning after December 15, 2013, with early adoption permitted. The Company believes that the adoption of this standard will not have a material impact on its consolidated financial statements.